UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.8%
New York 96.5%
Albany County, NY, Airport Authority Revenue, Series A, AMT, 0.64% *, 12/15/2023, Bank of America NA (a)	970,000	970,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.4% *, 7/1/2038, TD Bank NA (a)	7,330,000	7,330,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delware Ave. LLC Project, Series A, AMT, 0.53% *, 9/1/2033, Hudson River Bank & Trust Co. (a)	10,470,000	10,470,000
Broome County, NY, Industrial Development Agency, Civic Facility Revenue, Elizabeth Church Manor, 0.42% *, 2/1/2029, Sovereign Bank FSB (a)	3,110,000	3,110,000
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.38% *, 12/1/2033, Bank of America NA (a)	7,950,000	7,950,000
Commack, NY, Union Free School District, Tax Anticipation Notes, 2.75%, 6/30/2009	5,000,000	5,013,744

Glen Cove, NY, Housing Authority Revenue, Series 57G, AMT, 144A, 0.85% *, 10/1/2026	5,425,000	5,425,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.85% *, 10/1/2045	15,345,000	15,345,000
Long Island, NY, Power Authority, Electric Systems Revenue, Series 3A, 0.4% *, 5/1/2033, JPMorgan Chase Bank & Landesbank Baden-Württemberg (a)	2,800,000	2,800,000
New York, Metropolitan Transportation Authority Revenue, Series E-2, 3.95% *, 11/1/2035, Fortis Bank SA (a)	2,500,000	2,500,000
New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-4, 0.3% *, 11/1/2034, KBC Bank NV (a)	3,000,000	3,000,000
New York, Metropolitan Transportation Authority, Commuter Facilities Revenue, Series C-1, Prerefunded, 5.375%, 7/1/2027	5,685,000	5,878,734
New York, State Dormitory Authority Revenue, Secondary Issues, Series R-12121, 0.59% *, 3/15/2031	2,100,000	2,100,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Columbia University, Series A, 5.0%, 7/1/2009	3,130,000	3,156,509
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Series A, 0.32% *, 11/15/2036	2,000,000	2,000,000
New York, State Dormitory Authority Revenues, Park Ridge Hospital, Inc., 0.54% *, 7/1/2029, JPMorgan Chase Bank (a)	2,045,000	2,045,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 0.4% *, 5/15/2037	20,000,000	20,000,000
New York, State Housing Finance Agency Revenue, Capitol Green Apartments, Series A, AMT, 0.55% *, 5/15/2036	7,000,000	7,000,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.6% *, 5/15/2036	3,950,000	3,950,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 0.55% *, 5/15/2033	2,300,000	2,300,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 0.45% *, 3/15/2026, State Street Bank & Trust Co. (a)	700,000	700,000
New York, State Mortgage Agency Revenue, Series R-181, 144A, AMT, 0.68% *, 4/1/2032	155,000	155,000
New York, State Revenue Bonds, Series 2008-3506, 144A, 0.79% *, 4/1/2016 (b)	6,185,000	6,185,000
New York, State Urban Development Corp. Revenue:
Series A-5, 0.3% *, 1/1/2030, TD Bank NA (a)	2,600,000	2,600,000
Series 2008-053, 144A, 3.0% *, 3/15/2023, Dexia Credit Local (a)	16,420,000	16,420,000
Series 2008-054, 144A, 3.0% *, 3/15/2024, Dexia Credit Local (a)	18,005,000	18,005,000
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-4, 0.45% *, 1/1/2032	9,435,000	9,435,000
Series A-1, 2.0% *, 11/15/2038	4,000,000	4,049,289
New York, Tsasc, Inc., Series 1, Prerefunded, 6.375%, 7/15/2039	5,000,000	5,279,579
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 0.65% *, 1/1/2037, ING Bank NV (a)	4,000,000	4,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue:
Series 1289, 0.45% *, 12/15/2013	705,000	705,000
Series 2008-BB-1, 3.05% *, 6/15/2036	10,000,000	10,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series 2008-BB-3, 3.9% *, 6/15/2034	11,900,000	11,900,000
New York City, NY, Municipal Water Finance Authority, Series 3092, 144A, 0.45% *, 6/15/2010	4,620,000	4,620,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series 1249, 144A, 0.59% *, 6/15/2033	3,750,000	3,750,000
Series 1314, 144A, 0.59% *, 6/15/2039	5,800,000	5,800,000
New York City, NY, Transitional Finance Authority Revenue:
Series A, 144A, 0.63% *, 11/1/2030	1,000,000	1,000,000
Series B, 5.5%, 2/1/2010	2,245,000	2,336,787
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1-1B, 0.3% *, 11/1/2022	3,465,000	3,465,000
New York City, NY, Trust for Cultural Resource Revenue, Lincoln Center for the Performing Arts, Series B-1, 0.27% *, 11/1/2038, US Bank NA (a)	3,750,000	3,750,000
New York, NY, General Obligation:

Series 2951, 144A, 0.45% *, 10/1/2013	4,465,000	4,465,000
Series A-5, 0.45% *, 8/1/2031, Bank of Nova Scotia (a)	1,710,000	1,710,000
Series O, 5.0%, 6/1/2009	2,000,000	2,009,012
Series G, 5.0%, 8/1/2009	12,000,000	12,117,221
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Greater Canandaigua Family YMCA, 4.0% *, 10/1/2040, RBS Citizens NA (a)	8,360,000	8,360,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 0.89% *, 3/1/2025, Wilber National Bank (a)	1,200,000	1,200,000
Port Authority of New York & New Jersey, 0.55%, 6/18/2009	4,620,000	4,620,000
Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp., Series C, 0.38% *, 9/15/2037, Sovereign Bank FSB (a)	10,140,000	10,140,000

		271,120,875
Puerto Rico 3.3%
Commonwealth of Puerto Rico, Special Obligation, Series 2009-1211X, 144A, 0.49% *, 10/1/2018	4,600,000	4,600,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.59% *, 12/1/2030	4,500,000	4,500,000

		9,100,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $280,220,875) †	99.8	280,220,875
Other Assets and Liabilities, Net	0.2	651,513

Net Assets	100.0	280,872,388

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $280,220,875.
*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2009.

(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Financial Security Assurance, Inc.		2.2

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	280,220,875
Level 3	-
Total	$ 280,220,875

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009